Leases - Recognition of assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets, Beginning balance	$ 21,402
Depreciation	(6,662)	$ (8,072)	$ (3,644)
Right-of-use assets, Ending balance	21,014	21,402
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets, Beginning balance	21,402	13,462
Additions / changes in estimates	5,288	561
Acquisitions		16,674
Foreign currency translation	986	(1,223)
Depreciation	(6,662)	(8,072)
Right-of-use assets, Ending balance	$ 21,014	$ 21,402	$ 13,462